Related Party Transactions and Balances (Details Narrative) (Marketing Analysts, LLC and Affiliate) (10-K) - USD ($)	1 Months Ended	12 Months Ended
	Jul. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2018
Common stock shares authorized		75,000,000	75,000,000	75,000,000
Common stock shares, issued		65,414	65,414	65,414
Common stock shares, outstanding		65,414	65,414	65,414
Consulting fee	$ 120,000
Marketing Analysts, LLC and Affiliate [Member] | Related Party [Member]
Common stock shares authorized		268	268
Common stock shares, issued		268	268
Common stock shares, outstanding		268	268
Common stock par value
Marketing Analysts, LLC and Affiliate [Member] | Former Stockholder [Member]
Consulting fee		$ 12,000	$ 12,000